Document and Entity Information	Oct. 03, 2025
Document and Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Oct. 03, 2025
Entity Registrant Name	PepsiCo, Inc.
Entity Incorporation, State or Country Code	NC
Entity File Number	1-1183
Entity Tax Identification Number	13-1584302
Entity Address, Address Line One	700 Anderson Hill Road
Entity Address, City or Town	Purchase
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10577
City Area Code	914
Local Phone Number	253-2000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0000077476
Amendment Flag	false
Common Stock, par value 1-2/3 cents per share
Document and Entity Information [Line Items]
Title of 12(b) Security	Common Stock, par value 1-2/3 cents per share
Trading Symbol	PEP
Security Exchange Name	NASDAQ
2.625% Senior Notes Due 2026
Document and Entity Information [Line Items]
Title of 12(b) Security	2.625% Senior Notes Due 2026
Trading Symbol	PEP26
Security Exchange Name	NASDAQ
0.750% Senior Notes Due 2027
Document and Entity Information [Line Items]
Title of 12(b) Security	0.750% Senior Notes Due 2027
Trading Symbol	PEP27
Security Exchange Name	NASDAQ
0.875% Senior Notes Due 2028
Document and Entity Information [Line Items]
Title of 12(b) Security	0.875% Senior Notes Due 2028
Trading Symbol	PEP28
Security Exchange Name	NASDAQ
0.500% Senior Notes Due 2028
Document and Entity Information [Line Items]
Title of 12(b) Security	0.500% Senior Notes Due 2028
Trading Symbol	PEP28A
Security Exchange Name	NASDAQ
3.200% Senior Notes Due 2029
Document and Entity Information [Line Items]
Title of 12(b) Security	3.200% Senior Notes Due 2029
Trading Symbol	PEP29
Security Exchange Name	NASDAQ
1.125% Senior Notes Due 2031
Document and Entity Information [Line Items]
Title of 12(b) Security	1.125% Senior Notes Due 2031
Trading Symbol	PEP31
Security Exchange Name	NASDAQ
0.400% Senior Notes Due 2032
Document and Entity Information [Line Items]
Title of 12(b) Security	0.400% Senior Notes Due 2032
Trading Symbol	PEP32
Security Exchange Name	NASDAQ
0.750% Senior Notes Due 2033
Document and Entity Information [Line Items]
Title of 12(b) Security	0.750% Senior Notes Due 2033
Trading Symbol	PEP33
Security Exchange Name	NASDAQ
3.550% Senior Notes Due 2034
Document and Entity Information [Line Items]
Title of 12(b) Security	3.550% Senior Notes Due 2034
Trading Symbol	PEP34
Security Exchange Name	NASDAQ
3.450% Senior Notes Due 2037
Document and Entity Information [Line Items]
Title of 12(b) Security	3.450% Senior Notes Due 2037
Trading Symbol	PEP37
Security Exchange Name	NASDAQ
0.875% Senior Notes Due 2039
Document and Entity Information [Line Items]
Title of 12(b) Security	0.875% Senior Notes Due 2039
Trading Symbol	PEP39
Security Exchange Name	NASDAQ
1.050% Senior Notes Due 2050
Document and Entity Information [Line Items]
Title of 12(b) Security	1.050% Senior Notes Due 2050
Trading Symbol	PEP50
Security Exchange Name	NASDAQ
4.050% Senior Notes Due 2055
Document and Entity Information [Line Items]
Title of 12(b) Security	4.050% Senior Notes Due 2055
Trading Symbol	PEP55
Security Exchange Name	NASDAQ